Consolidated cash flow statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net profit	€ 8,269	€ 6,621	€ 6,073
Taxation	2,068	1,935	1,923
Share of net profit of joint ventures/associates and other income/(loss) from non-current investments	(232)	(282)	(178)
Net monetary (gain)/loss arising from hyperinflationary economies	157	74	(20)
Net finance costs	493	354	505
Operating profit	10,755	8,702	8,303
Depreciation, amortisation and impairment	1,946	1,763	2,018
Changes in working capital:	(422)	(47)	680
Inventories	(1,398)	(458)	(587)
Trade and other receivables	(1,852)	(307)	1,125
Trade payables and other liabilities	2,828	718	142
Pensions and similar obligations less payments	(119)	(183)	(182)
Provisions less payments	203	(61)	(53)
Elimination of (profits)/losses on disposals	(2,335)	23	60
Non-cash charge for share-based compensation	177	161	108
Other adjustments	(116)	(53)	(1)
Cash flow from operating activities	10,089	10,305	10,933
Income tax paid	(2,807)	(2,333)	(1,875)
Net cash flow from operating activities	7,282	7,972	9,058
Interest received	287	148	169
Purchase of intangible assets	(253)	(232)	(158)
Purchase of property, plant and equipment	(1,456)	(1,108)	(863)
Disposal of property, plant and equipment	82	101	89
Acquisition of businesses and investments in joint ventures and associates	(979)	(2,131)	(1,426)
Disposal of businesses, joint ventures and associates	4,622	43	39
Acquisition of other non-current investments	(170)	(142)	(128)
Disposal of other non-current investments	266	137	51
Dividends from joint ventures, associates and other non-current investments	185	185	188
(Purchase)/sale of financial assets	(131)	(247)	558
Net cash flow (used in)/from investing activities	2,453	(3,246)	(1,481)
Dividends paid on ordinary share capital	(4,329)	(4,483)	(4,279)
Interest paid	(744)	(488)	(624)
Net change in short-term borrowings	(545)	656	722
Additional financial liabilities	7,776	4,748	3,117
Repayment of financial liabilities	(8,440)	(3,550)	(3,577)
Capital element of lease rental payments	(518)	(464)	(443)
Repurchase of shares	(1,509)	(3,018)	0
Other financing activities	(581)	(500)	(720)
Net cash flow (used in)/from financing activities	(8,890)	(7,099)	(5,804)
Net increase/(decrease) in cash and cash equivalents	845	(2,373)	1,773
Cash and cash equivalents at the beginning of the year	3,387	5,475	4,116
Effect of foreign exchange rate changes	(7)	285	(414)
Cash and cash equivalents at the end of the year	€ 4,225	€ 3,387	€ 5,475